ACQUISITION, DISPOSITION AND DECONSOLIDATION (Details) (USD $)	0 Months Ended	6 Months Ended	12 Months Ended			16 Months Ended	22 Months Ended		0 Months Ended		12 Months Ended				0 Months Ended	1 Months Ended	4 Months Ended
	Aug. 30, 2011	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2012	Jun. 30, 2013	Mar. 31, 2012	Mar. 01, 2013 Continental Resources	Jan. 26, 2012 Amicor	Jan. 31, 2013 Amicor	Dec. 31, 2012 Amicor	Jun. 30, 2013 Amicor	Jul. 26, 2012 Amicor	May 24, 2012 Valor Gold	Nov. 30, 2012 Valor Gold	May 31, 2013 Valor Gold	May 24, 2012 Valor Gold Barry Honig Family Members	May 24, 2012 Valor Gold Shareholder
Distribution of shares to Continental									76,095,215
Purchase price of options to purchase properties and claims sold to Amicor, cash										$ 10.00
Purchase price of options to purchase properties and claims sold to Amicor, shares										10,000,000
Purchase price of options to purchase properties and claims sold to Amicor, promissory note										1,000,000
Issuance of a note receivable in connection with sale of uranium assets pursuant to an option agreement		930,000	930,000			930,000	930,000					930,000
Final amount due under the note which Amicor is not required to pay														70,000
Notes receivable, net													0		500,000
Common shares of Amicor purchased during Amicor's private placement											10,000,000
Value of common stock issued			3,817,917								1,641,933						1,505,000
Cash paid for acquisition	12,000,000				550,000										2,000,000
Notes payable interest rate (as a percent)								8.00%							5.00%
Promissory note term from the issuance date										6 months					18 months
Common Stock Issued for purchase of assets or interest			10,000,000												25,000,000
Amount collected from note receivable		$ 930,000	$ 1,430,000			$ 1,430,000	$ 1,430,000									$ 500,000
Common Shares of Valor Gold held by related parties prior to purchase agreement																		5,600,003	750,000
Common shares of Valor Gold purchased by related parties during Valor Gold's private placement																			1,250,000
Shares of Valor Gold Series A Preferred Stock purchased by related parties during Valor Gold's private placement																		5,000,000
Percentage of outstanding common stock acquired															38.60%
Common stock issued																	25,000,000